Loss Before Tax (Tables)	12 Months Ended
Jun. 30, 2026
Loss Before Tax [Abstract]
Schedule of Loss Before Tax
	For the years ended
	June 30, 2026	June 30, 2025	June 30, 2024
	RM	RM	RM

Loss before tax is arrived at after charging:

Depreciation of:
- property, plant and equipment	26,264,097	28,308,000	28,310,019
- right-of-use assets	125,582	124,572	124,572
Amortization of intangible assets	15,632,733	18,931,458	27,871,638
Directors’ remuneration	1,574,718	1,898,685	1,546,417
Staff Cost - Group directors’ remuneration	1,418,142	1,791,478	1,392,506
Staff Cost - Subsidiary director’s remuneration	156,576	107,207	153,911
Staff Cost - Other staff cost	997,780	1,268,728	3,008,153
Intangible assets written-off	-	290,004	-
Loss on disposal of subsidiaries	-	-	305,818
Interest expense of lease liabilities	8,805	4,055	10,307
Impairment loss on deposits	5,704	4,000,000	-
Impairment loss on goodwill	22,150,110	7,734,427	-
Impairment loss on other intangible assets	15,666,760	8,044,989	-
Impairment loss on property, plant and equipment	10,018,141	6,962,010	-
Property, plant and equipment written off	-	15,864	-
Low value lease	3,233	4,190	6,360
Short term lease	16,703	951,060	81,756
Waiver of debts granted	-	46,035	-

And crediting:

Gain on disposal of a subsidiary	(4,439)	-	-
Interest income	(784,779)	(957,249)	(1,607,963)
Reversal of impairment on trade receivables	-	(94,000)	-
Waiver of debt received	-	(50,598)	-